Segment Information - Summary of Results of Reportable Segments (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [Line Items]
Net finance expense		£ 756	£ 764	£ 804
Openreach [Member] | Transfer of Business from Enterprise to Openreach [Member]
Disclosure of operating segments [Line Items]
Increase (decrease) in segment revenue			155	152
Increase (decrease) in adjusted EBITDA			95	101
Increase (decrease) in operating profit			54	56
Enterprise [Member]
Disclosure of operating segments [Line Items]
Internal revenue reclassified as segment revenue			224	242
Enterprise [Member] | Transfer of Business from Enterprise to Openreach [Member]
Disclosure of operating segments [Line Items]
Increase (decrease) in segment revenue			(117)	(112)
Increase (decrease) in adjusted EBITDA			(95)	(101)
Increase (decrease) in operating profit			(54)	(56)
Specific Items [Member]
Disclosure of operating segments [Line Items]
Net finance expense	[1]	£ 139	£ 218	£ 210

[1]	For a definition of specific items, see page [•]. An analysis of specific items is provided in note 10.